Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member]
Party-in-Interest Transactions [Abstract]
Party-in-Interest Transactions
5.
Party‑in‑Interest Transactions

Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the Employer, and certain others. Any transactions with parties-in-interest either fall outside the scope of, or are exempt from, ERISA’s prohibited transaction rules.

The Plan's record keeper, Trustee, and Custodian, as well as the Company and Plan participants, and The Bonadio Group, the auditor of the Plan’s financial statements, are each a “party-in-interest" to the Plan as defined by ERISA.

Purchases of Company stock amounted to $3,824,520 and $4,560,353 and sales amounted to $3,236,945 and $6,099,149 for the years ended December 31, 2025 and 2024, respectively. At December 31, 2025 and 2024, the number of shares of Company stock held in participants’ accounts totaled 724,330 and 737,569, respectively, with a fair value of $30,074,182 and $35,226,305, respectively.

Notes receivable from participants totaling $3,492,310 and $3,450,393 at December 31, 2025 and 2024, respectively, qualify as party-in-interest transactions and are secured by balances in the respective participant accounts.

Dividend income earned by the Plan includes dividend income from shares of NBT Bancorp Inc. common stock and amounted to $1,043,188 and $1,022,466 for the years ended December 31, 2025 and 2024, respectively.